Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Carrying Amount and Accumulated Amortization of the Core Deposit Intangible Asset
The carrying amount and accumulated amortization of the core deposit intangible asset at December 31, 2014 and 2013 was:

	Gross Carrying Amount	2014 Accumulated Amortization	2013 Accumulated Amortization
	(In thousands)

Core deposits	$812	$746	$626